Statement of Redeemable Stock and Stockholders' Deficit (USD $) In Thousands, except Share data	Total	Series A Redeemable Convertible Preferred Stock [Member]	Series B Redeemable Convertible Preferred Stock [Member]	Right to Shares of Series B Redeemable Convertible Preferred Stock [Member]	Ordinary Shares Subject to Put Rights [Member]	Total Redeemable Convertible Preferred and Redeemable Ordinary Stock	Ordinary Stock [Member]	Series B Ordinary Stock [Member]	Additional Paid-in Capital	Accumulated Deficit	Accumulated other comprehensive Income (Loss)
Beginning balance at Feb. 28, 2010	$ (340,480)	$ 93,612			$ 1,329	$ 94,941	$ 16,198		$ 8,889	$ (365,287)	$ (280)
Beginning balance, shares at Feb. 28, 2010		6,561,000			886,000		27,923,000
Net income (loss)	(12,200)									(12,200)
Unrealized foreign currency translation adjustment	1,258										1,258
Unrealized gain on corporate equity security	22										22
Issuance of Series B preferred shares, net of issuance cost of $428			11,023			11,023
Issuance of Series B preferred shares, net of issuance cost of $428, shares			3,532,000
Accretion of Series B preferred stock to redemption value	(43,400)		43,400			43,400			(10,060)	(33,340)
Issuance of Series B ordinary shares, net of issuance cost of $205	5,398							8,998	(205)	(3,395)
Issuance of Series B ordinary shares, net of issuance cost of $205, shares								15,512,000
Accretion of Series A preferred stock to redemption value	(7,489)	7,489				7,489			(661)	(6,828)
Issuance of contingent right to shares of Series B ordinary	1,533								1,533
Issuance of contingent right to shares of Series B preferred				5,518		5,518
Change in ordinary shares subject to puts	59				(59)	(59)	23		36
Change in ordinary shares subject to put, shares					(39,000)		39,000
Stock-based compensation expense	468								468
Ending balance at Feb. 27, 2011	(394,831)	101,101	54,423	5,518	1,270	162,312	16,221	8,998		(421,050)	1,000
Ending balance, shares at Feb. 27, 2011		6,561,000	3,532,000		847,000		27,962,000	15,512,000
Net income (loss)	(19,002)									(19,002)
Unrealized foreign currency translation adjustment	27										27
Unrealized gain on corporate equity security	(4)										(4)
Accretion of Series B preferred stock to redemption value	(4,353)		4,353			4,353			(137)	(4,216)
Accretion of Series A preferred stock to redemption value	(8,088)	8,088				8,088			(254)	(7,834)
Change in ordinary shares subject to puts	89				(89)	(89)	34		55
Change in ordinary shares subject to put, shares					(60,000)		60,000
Exercise of employee stock options	2						2
Exercise of employee stock options, shares	(3,000)						3,000
Stock-based compensation expense	336								336
Ending balance at Feb. 26, 2012	(425,824)	109,189	58,776	5,518	1,181	174,664	16,257	8,998		(452,102)	1,023
Ending balance, shares at Feb. 26, 2012		6,561,000	3,532,000		787,000		28,025,000	15,512,000
Net income (loss)	(13,468)									(13,468)
Unrealized foreign currency translation adjustment	(1,688)										(1,688)
Unrealized gain on corporate equity security	(3)										(3)
Accretion of Series B preferred stock to redemption value	(4,703)		4,703			4,703			(80)	(4,623)
Accretion of Series A preferred stock to redemption value	(8,734)	8,734				8,734			(149)	(8,585)
Change in ordinary shares subject to puts	21				(21)	(21)	8		13
Change in ordinary shares subject to put, shares					(14,000)		14,000
Stock-based compensation expense	216								216
Ending balance at Feb. 24, 2013	$ (454,183)	$ 117,923	$ 63,479	$ 5,518	$ 1,160	$ 188,080	$ 16,265	$ 8,998		$ (478,778)	$ (668)
Ending balance, shares at Feb. 24, 2013		6,561,000	3,532,000		773,000		28,039,000	15,512,000